Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS.
Cash and Cash Equivalents

8.    CASH AND CASH EQUIVALENTS.

a)    The detail of cash and cash equivalents as of December 31, 2018 and 2017, is as follows:

	As of December 31,
	2018	2017
Cash and Cash Equivalents	ThCh$	ThCh$
Cash balances	44,326	53,875
Bank balances	98,395,997	35,208,300
Time deposits	5,782,252	11,155,249
Other fixed-income instruments	140,949,349	373,038,602
Total	245,171,924	419,456,026

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income instruments, are mainly comprised of repurchase agreements maturing in 90 days or less from the date of investment. There are no restrictions for significants amounts of cash availability.

b)    The detail of cash and cash equivalents by currency is as follows:

	As of December 31,
	2018	2017
Currency	ThCh$	ThCh$
Chilean peso	222,434,412	399,164,753
Argentine peso	6,057,793	6,263,344
Euros	103,847	11,594
U.S. dollar	16,575,872	14,016,335
Total	245,171,924	419,456,026

c)    No payments have been made to obtain control of consolidated entities as of December 31, 2018 and 2017.

d)    The following tables sets forth cash and cash equivalents that have been received from the sale of shares of associates during the years ended December 31, 2018, 2017 and 2016:

	2018	2017 (*)	2016 (**)
Loss of control at Associates	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Associates (*)	—	115,582,806	132,820,800
Total	—	115,582,806	132,820,800

(*)    See Note 5.

(**)  See Note 15.1.c.

e)    Reconciliation of liabilities arising from financing activities:

		Financing Cash Flows				Non-Cash Changes
	Balance as of 1-1-2018 (1)	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (2)	Other changes	Balance as of 12-31-2018 (1)
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 21.1)	122	940,414,450	(812,568,125)	(22,902,945)	104,943,380	322,301,558	—	51,622,432	27,929,781	5,750,445	512,547,718
Unsecured obligations (Note 21.1)	763,579,584	625,368,154	(5,654,112)	(59,362,432)	560,351,610	—	—	128,056,234	64,400,703	(11,106,048)	1,505,282,083
Finance leases (Note 21.1)	14,608,914	—	(1,889,685)	(739,070)	(2,628,755)	—	—	1,757,221	739,070	—	14,476,450
Other liabilities (Note 18.1)	—	—	(1,303,692)		(1,303,692)			52,972		1,250,720	—
Financial derivatives for hedging (Note 9 y 21)	(29,478,642)	—	—	(3,496,889)	(3,496,889)	(5,495,214)	48,389,489	32,202,403	3,569,025	(5,078,247)	40,611,925
Loans to related parties (Nota 12.1.b)	—	—	—	(30,039,555)	(30,039,555)	398,462,271	—	51,063,262	29,906,460	(2,074,657)	447,317,781
Other obligations	—	—	(23,307,842)	—	(23,307,842)	—	—	—	23,307,842	—	—
Total	748,709,978	1,565,782,604	(844,723,456)	(116,540,891)	604,518,257	715,268,615	48,389,489	264,754,524	149,852,881	(11,257,787)	2,520,235,957

		Financing Cash Flows				Non-Cash Changes
	Balance as of 1-1-2017 (1)	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (2)	Other changes	Balance as of 12-31-2017 (1)
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 21.1)	4,274	—	(4,156)	(12,581)	(16,737)	—	—	—	12,585	—	122
Unsecured obligations (Note 21.1)	802,306,160	—	(5,530,327)	(43,514,578)	(49,044,905)	—	—	(33,226,098)	43,544,427	—	763,579,584
Finance leases (Note 21.1)	17,749,647	—	(2,592,236)	—	(2,592,236)	—	—	(1,359,668)	811,171	—	14,608,914
Financial derivatives for hedging (Note 9 y 21)	23,640,892	—	(3,543,399)	—	(3,543,399)	—	(25,059,561)	(23,488,917)	3,473,938	(4,501,595)	(29,478,642)
Loans to related parties (Nota 12.1.b)	—	150,000,000	(150,000,000)	(289,800)	(289,800)	—	—	—	289,800	—	—
Other obligations	—	—	(1,305,389)	—	(1,305,389)	—	—	—	1,305,389	—	—
Total	843,700,973	150,000,000	(162,975,507)	(43,816,959)	(56,792,466)	—	(25,059,561)	(58,074,683)	49,437,310	(4,501,595)	748,709,978
(1)	Balance corresponds to current and non-current portion.
(2)	Other changes include interest accruals